Other liabilities	12 Months Ended
Dec. 31, 2023
Other liabilities
Other liabilities

11. Other liabilities

The following summarizes the other liabilities balance:

	December 31, 2023	December 31, 2022
	$	$
Warrants	-	445,216
PSUs	-	156,499
	-	601,715
Less: current portion	-	176,434

Non-current portion	-	425,281

Warrants

The following summarizes the warrant activity for the years ended December 31, 2023 and 2022:

	2023		2022
	Number	Weighted average exercise price	Number	Weighted average exercise price
	#	C$	#	C$
Outstanding, beginning of year	5,097,550	4.50	5,097,550	4.50
Expired	(2,289,667)	4.50	-	-

Outstanding, end of year	2,807,883	4.50	5,097,550	4.50

Exercisable, end of year	2,807,883	4.50	5,097,550	4.50

The following table summarizes information of warrants outstanding and exercisable as at December 31, 2023:

Expiry date	Number of warrants outstanding	Exercise price	Weighted average remaining contractual life
	#	C$	Years
March 25, 2024	2,807,883	4.50	0.23

	2,807,883	4.50	0.23

The Company used the BSM to estimate the end of period fair value of warrants using the following weighted average assumptions:

	December 31, 2023	December 31, 2022
Expected stock price volatility	32%	37%
Risk-free interest rate	3.91%	4.07%
Expected life	0.23 years	0.84 years
Grant date share price	$2.04	$2.28
Expected dividend yield	2.12%	1.72%

Performance Share Unit Plan

The Plan provides that the Board of Directors may, at its discretion, grant directors, officers, employees and consultants, non-transferable PSUs based on the value of the Company’s share price at the date of grant. The Board of Directors has the discretion to issue cash or equity settle the vested PSUs. The PSUs issued were treated as derivative instruments because the number of shares to be eventually issued is based on a percentage of the common shares outstanding at the time the performance hurdle is met. The share-based compensation expense will be recorded over the vesting period, which is the date that specific share price hurdles are met.

The following summarizes the PSU activity for the years ended December 31, 2023 and 2022:

	2023		2022
	Number	Weighted average fair value	Number	Weighted average fair value
	#	$	#	$
Outstanding, beginning of year	895,166	0.23	787,584	1.36
Granted	-	-	107,582	0.23
Expired	(895,166)	-	-	-

Outstanding, end of year	-	-	895,166	0.23

Vested, end of year	-	-	-	-

The Company used the Monte Carlo simulation model to estimate the grant date fair value of PSUs issued during the period using the following weighted average assumptions:

	December 31, 2023	December 31, 2022
Expected stock price volatility	N/A	38%
Risk-free interest rate	N/A	4.41%
Expected life	N/A	0.77 years
Grant date share price	N/A	C$3.14
Expected dividend yield	N/A	1.72%